RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
IfrsStatementLineItems [Line Items]
Operating expenses	€ (76,527)	€ (53,057)	€ (151,282)	€ (84,746)	€ (77,460)
Total Costs	51,262	€ 39,944	80,253	70,497	61,583
Current financial assets	89		76
Trade receivables	3,816		76
Borrowings	3,990			21,441
Trade payables and other current liabilities	7,829		3,729
Borrowings			2,984	39,218
Current financial assets	4,784		3,899	4,757
Current financial liabilities			2,919
Non-current financial liabilities	1,920		5,513
Codere Apuestas Espana S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	2,114		(848)	(7,066)	(6,956)
Total Costs	195				(6,956)
Total Costs			(848)	(7,066)
C N E W [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	13
Operating expenses	4,790
Total Costs
Current financial assets	(2)
Trade receivables	438
Borrowings	215
Trade payables and other current liabilities	3,660
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences					(57)
Operating expenses	1,157		(2,084)	(534)	(287)
Total Costs	6				(344)
Trade receivables				36
Borrowings
Trade payables and other current liabilities			520	945
Borrowings			1,776
Total Costs			(2,084)	(534)
Current financial liabilities			1,776	746
Non-current financial liabilities
Other Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses					3,723
Total Costs					3,343
Current financial assets	2
Trade receivables	3,178		2,405
Borrowings	3,436		2,405
Trade payables and other current liabilities	2,568		824
Borrowings			1,143
Current financial liabilities			1,143
Non-current financial liabilities
Codere Apuesta Espana [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	99
Borrowings
Trade payables and other current liabilities	1,057		749
Other Retail Companie [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	89
Trade receivables	101
Borrowings	339
Trade payables and other current liabilities	€ 544
Codere Newco S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(81)	(12)	(9)
Operating expenses			(7,418)	(3,220)	(589)
Total Costs			(7,499)		(598)
Trade receivables
Borrowings			937
Trade payables and other current liabilities			1,165	152
Borrowings
Total Costs				(3,232)
Current financial liabilities				9,048
Non-current financial liabilities				250
Coder Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Borrowings
Trade payables and other current liabilities			468
Borrowings
Codere Apuestas Galicia S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(1,287)	(1,374)
Total Costs					(1,374)
Trade receivables				463
Borrowings
Trade payables and other current liabilities			749
Borrowings
Total Costs				(1,287)
Current financial liabilities
Non-current financial liabilities
King Bingo S R L [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				2
Borrowings			1
Trade payables and other current liabilities			3
Borrowings
Current financial liabilities
Non-current financial liabilities
O B I N [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			26
Borrowings			(18)
Trade payables and other current liabilities
Borrowings
C T E C [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			50
Borrowings
Trade payables and other current liabilities
Borrowings
Current financial assets			50
C I T A T I [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Borrowings			(7)
Trade payables and other current liabilities
Borrowings
Codere Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences				(281)
Operating expenses			(4,847)
Trade receivables
Trade payables and other current liabilities				281
Total Costs			(4,847)	(281)
Current financial liabilities				6,644
Non-current financial liabilities				21,191
Codere Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(29)	(101)	(127)
Operating expenses				(918)
Total Costs					(127)
Total Costs			(29)	(1,019)
Codere Newcos S A U [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			937
Trade payables and other current liabilities			1,165
King Bingos S R L [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			1
Trade payables and other current liabilities			3
O B I Ns [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			(18)
Current financial assets			26
C I T A T Is [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			€ (7)
Codere Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(919)
Total Costs				(919)
Codere Apuestas S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(79)		€ (1,235)
Total Costs					(1,235)
Total Costs				(79)
Administradora Mexicana Del Hipodromo [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(4,164)	(3,467)
Total Costs					€ (3,467)
Trade receivables
Trade payables and other current liabilities
Total Costs				(4,164)
Current financial liabilities
Non-current financial liabilities
Codere Itali S P A [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				435
Trade payables and other current liabilities				101
Current financial liabilities				1,339
Non-current financial liabilities
Total [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				936
Trade payables and other current liabilities				1,479
Current financial liabilities				17,777
Non-current financial liabilities				€ 21,441